Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,079	$ (540)
Other comprehensive loss:
Foreign currency translation adjustments	(84)	(4)
Total other comprehensive loss	(84)	(4)
Comprehensive income (loss)	$ 995	$ (544)